Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) income	$ (27,139)	$ 32,857	$ 561
Denominator:
Basic and diluted weighted average common shares	89,959,993	67,673,884	67,673,884
Earnings (loss) per share:
Basic	$ (0.30)	$ 0.49	$ 0.01
Diluted	$ (0.30)	$ 0.49	$ 0.01